BofA FUNDS SERIES TRUST

Registration Nos. 333-163352; 811-22357

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of BofA Funds Series Trust (the “Trust”) that the form of prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, the text of which was filed electronically on December 11, 2014.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 6th day of January, 2015.

BofA FUNDS SERIES TRUST

/s/ Marina Belaya
Marina Belaya
Secretary